Assets/Liabilities for Insurance Contracts and Reinsurance Contracts - Summary of Assumption Used for Current Estimates of Future Cash Flows Derived from Insurance Contract (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Voluntary Retirement
Disclosure of types of insurance contracts [line items]
Administrative Expenses	$ 1,680	$ 2,400
Annuities
Disclosure of types of insurance contracts [line items]
Administrative Expenses	$ 11,340	$ 14,800
US Dollar
Disclosure of types of insurance contracts [line items]
Investment (Discount) Rate	4.64%	4.84%
Argentina, Pesos
Disclosure of types of insurance contracts [line items]
Investment (Discount) Rate	181.38%	108.46%
Argentina, Pesos | Badlar Rate
Disclosure of types of insurance contracts [line items]
Life Insurance Reference Rate	75.00%	75.00%
Argentina, Pesos | Badlar Rate | Bottom of range
Disclosure of types of insurance contracts [line items]
Life Insurance Reference Rate	69.47%	69.47%